Decommissioning liabilities (Disclosure of detailed information about decommissioning liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Decommissioning Liabilities [Abstract]
Balance, beginning of the year	$ 864,000	$ 247,000
Liabilities incurred and acquired	1,081,218	685,000
Disposals	0	(74,000)
Liabilities settled	(29,913)
Accretion	19,589	6,000
Change in estimates	11,412	0
Balance, end of the year	$ 1,946,306	$ 864,000